BORROWINGS - Unused loan facilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
BORROWINGS
Long-term borrowings (including current portion)	¥ 13,638,818	¥ 9,187,580
Secured by a subsidiary's share
BORROWINGS
Long-term borrowings (including current portion)		2,988,344
Secured by shares of subsidiaries or accounts receivable
BORROWINGS
Long-term borrowings (including current portion)	2,925,374
Secured by property, equipment and land-use right
BORROWINGS
Long-term borrowings (including current portion)	9,526,034	5,124,656
Unsecured borrowing
BORROWINGS
Short-term borrowings	1,172,561	589,000
Long-term borrowings (including current portion)	¥ 1,187,410	¥ 1,074,580